Financial instruments (Tables)	12 Months Ended
Oct. 31, 2019
Financial instruments [Abstract]
Values of Financial and Non-financial Assets and Liabilities
The tables below set out the values of financial and non-financial assets and liabilities.

		Financial October 31, 2019	Non- financial October 31, 2019	Total October 31, 2019	Financial October 31, 2018	Non- financial October 31, 2018	Total October 31, 2018
	Note	$m	$m	$m	$m	$m	$m
Financial and non-financial assets

Non-current
Long-term pension assets	25	17.1	-	17.1	16.7	-	16.7
Derivative financial instruments – Interest rate swaps	31	-	-	-	-	86.4	86.4
Current
Cash and cash equivalents	18	355.7	-	355.7	620.9	-	620.9
Trade and other receivables	16	922.7	110.2	1,032.9	1,212.0	60.0	1,272.0
		1,295.5	110.2	1,405.7	1,849.6	146.4	1,996.0

		Financial October 31, 2019	Non- financial October 31, 2019	Total October 31, 2019	Financial October 31, 2018	Non- financial October 31, 2018	Total October 31, 2018
	Note	$m	$m	$m	$m	$m	$m
Financial and non-financial liabilities – financial liabilities at amortized cost

Non-current
Derivative financial instruments – Interest rate swaps		36.5	-	36.5	-	-	-
Borrowings (gross)	20	4,775.0	-	4,775.0	4,946.6	-	4,946.6
Finance leases	21	11.7	-	11.7	14.9	-	14.9
Provisions	24	49.1	-	49.1	35.4	-	35.4
Current
Borrowings (gross)	20	-	-	-	50.3	-	50.3
Finance leases	21	11.8	-	11.8	13.6	-	13.6
Trade and other payables	19	530.3	80.7	611.0	676.9	-	676.9
Provisions	24	29.3	-	29.3	57.4	-	57.4
		5,443.7	80.7	5,524.4	5,795.1	-	5,795.1

Forward Contracts not Designated for Formal Hedge Accounting
The forward contracts were not designated for formal hedge accounting and matured for delivery within the reporting period.

	October 31, 2019	October 31, 2018
	$m	$m
Derivative financial instruments- non-current asset – interest rate swaps	-	86.4
Derivative financial instruments- non-current liabilities – interest rate swaps	(36.5)	-
	(36.5)	86.4

Derivative Financial Instruments
Note 31 shows the derivative financial instruments relating to hedging transactions entered into in the period ended October 31, 2019 (other reserves).

	October 31, 2019	October 31, 2018
	$m	$m
Carrying amount	(36.5)	86.4
Notional amount (4 x $562.5m)	2,250.0	2,250.0
Maturity date	September 30, 2022	September 30, 2022
Change in fair value of outstanding hedging instruments (note 31)	(122.9)	86.4
Change in value of hedging instruments adjusted for credit risk	(121.9)	84.7

Maximum Exposure to Credit Risk
The maximum exposure to credit risk at October 31, 2019 was:

		October 31, 2019	October 31, 2018
	Note	$m	$m
Trade receivables (gross)	16	877.9	1,089.6
Cash and cash equivalents	18	355.7	620.9
Total		1,233.6	1,710.5

Loss Allowance for Trade Receivable on Adoption of IFRS 9
On that basis, the loss allowance as at October 31, 2019 and November 1, 2018 (on adoption of IFRS 9) was determined as follows for trade receivables (note 16):

	October 31, 2019	October 31, 2018
	$’m	$’m
At November 1 / May 1 – calculated under IAS 39	41.9	2.6
Accounting policy change – IFRS 9 (recognized against retained earnings on November 1, 2018)	20.0	-
	61.9	2.6
Loss allowance provided in the period	16.0	40.0
Receivables written off as uncollectable	(35.5)	(0.7)
At October 31	42.4	41.9

Sensitivity Analysis
The table below illustrates the equity sensitivity analysis of the Group exposures to movements in currency and interest rates.

	Group exposure	+/- 5%	+/- 10%	+/- 1% interest
Key aggregate currency exposures	$m	$m	$m	$m
Euro	512.6	25.6	51.2
GBP	137.2	6.8	13.7
JPY	69.6	3.5	6.9
ILS	36.7	1.8	3.7
CAN$	26.1	1.3	2.6
Borrowings -Interest rate LIBOR +1% (based on gross debt excluding the effects of hedging)	n/a	n/a	n/a	47.75

Capital Structure of Group at Statement of Financial Position Date
The capital structure of the Group at the Consolidated statement of financial position date is as follows:

		October 31, 2019	October 31, 2018
	Note	$m	$m
Bank and other borrowings (net of arrangement fees)	20	4,670.7	4,845.9
Finance lease obligations	21	23.5	28.5
Less cash and cash equivalents	18	(355.7)	(620.9)
Total net debt		4,338.5	4,253.5
Total equity		6,276.3	7,792.0
Debt/equity %		69.1%	54.6%

Change in Liabilities Arising from Financing Activities for Interest Bearing Loans and Finance Leases
Change in liabilities arising from financing activities for interest bearing loans (note 20) and finance leases (note 21) were as follows:

	Interest bearing loans	Finance leases	Total
	$m	$m	$m
At November 1, 2018	4,996.9	28.5	5,025.4
Draw down/New leases	-	9.0	9.0
Repayments	(212.6)	(14.9)	(227.5)
Foreign exchange	(9.3)	0.9	(8.4)
At October 31, 2019	4,775.0	23.5	4,798.5